ALLOWANCE FOR LOAN LOSSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
ALLOWANCE FOR LOAN LOSSES [Abstract]
ALLOWANCE FOR LOAN LOSSES

Note 7 - Allowance for Loan Losses

The following table presents the breakdown of the allowance for loan losses by category and the percentage of each category in the loan portfolio to total loans as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	March 31, 2014		December 31, 2013
	Amount	% to Total Loans	Amount	% to Total Loans
Commercial, financial and agricultural	$1,257	14.67%	$1,221	14.09%
Real estate - construction	1,152	7.83%	1,521	8.09%
Real estate - mortgage	4,990	71.25%	4,752	71.22%
Installment loans to individuals	268	4.05%	243	4.28%
All other loans	328	2.22%	81	2.32%
Total	$7,995	100.00%	$7,818	100.00%

An analysis of the allowance for loan losses by loan category for the quarter ended March 31, 2014 is as follows (in thousands):

	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
Commercial, financial and agricultural	$1,221	$(183)	$122	$ 97	$1,257
Real estate - construction	1,521	(1)	2	(370)	1,152
Real estate - mortgage	4,752	(25)	31	232	4,990
Installment loans to individuals	243	(11)	17	19	268
All other loans	81	-	-	247	328
Total	$7,818	$ (220)	$172	$225	$7,995

The allowance for loan losses is comprised of allocations for loans evaluated individually and loans evaluated collectively for impairment.  The allocations of the allowance for loan losses for outstanding loans by category evaluated individually and collectively were as follows as of March 31, 2014 and December 31, 2013 (in thousands):

	Evaluated	Evaluated
	Individually	Collectively	Total
As of March 31, 2014:
Allowance for loan losses
Commercial, financial and agricultural	$ 50	$ 1,207	$ 1,257
Real estate - construction	83	1,069	1,152
Real estate - mortgage	800	4,190	4,990
Installment loans to individuals	-	268	268
All other loans	-	328	328
Total	$ 933	$ 7,062	$ 7,995
Loans
Commercial, financial and agricultural	$ 500	$ 87,060	$ 87,560
Real estate - construction	295	46,429	46,724
Real estate - mortgage	6,093	419,286	425,379
Installment loans to individuals	2	24,151	24,153
All other loans	8	13,231	13,239
Total	$ 6,898	$ 590,157	$ 597,055
As of December 31, 2013:
Allowance for loan losses
Commercial, financial and agricultural	$ 50	$ 1,171	$ 1,221
Real estate - construction	90	1,431	1,521
Real estate - mortgage	847	3,905	4,752
Installment loans to individuals	-	243	243
All other loans	-	81	81
Total	$ 987	$ 6,831	$ 7,818
Loans
Commercial, financial and agricultural	$ 500	$ 81,257	$ 81,757
Real estate - construction	518	46,441	46,959
Real estate - mortgage	6,466	406,770	413,236
Installment loans to individuals	15	24,792	24,807
All other loans	-	13,477	13,477
Total	$ 7,499	$ 572,737	$ 580,236

NOTE 5 - ALLOWANCE FOR LOAN LOSSES

The following table presents the breakdown of the allowance for loan losses by category and the percentage of each category in the loan portfolio to total loans at December 31 for the years indicated (dollars in thousands):

	2013		2012		2011		2010		2009
	Amount	% to Total Loans	Amount	% to Total Loans	Amount	% to Total Loans	Amount	% to Total Loans	Amount	% to Total Loans
Commercial, financial and agricultural	$1,221	14.09%	$1,588	13.47%	$1,469	13.68%	$ 944	12.10%	$ 959	12.14%
Real estate - construction	1,521	8.09%	1,563	7.37%	1,614	7.57%	1,295	8.97%	1,148	11.31%
Real estate - mortgage	4,752	71.22%	4,486	72.37%	4,534	72.76%	5,299	72.17%	5,811	69.30%
Installment loans to individuals	243	4.28%	285	4.63%	381	5.31%	462	5.77%	694	5.80%
All other loans	81	2.32%	33	2.16%	41	0.68%	28	0.99%	172	1.45%
Total	$7,818	100.0%	$7,955	100.0%	$8,039	100.0%	$8,028	100.0%	$8,784	100.0%

An analysis of the allowance for loan losses during the years ended December 31 is as follows (in thousands):

	2013	2012	2011
Balance - beginning of year	$7,955	$8,039	$8,028
Provision for loan losses	775	650	2,425
Loans charged to allowance	(1,211)	(1,560)	(2,675)
Recovery of loans previously charged off	299	826	261
Net charge-offs	(912)	(734)	(2,414)
Balance - end of year	$7,818	$7,955	$8,039

An analysis of the activity in the allowance for loan losses by category for the years ended December 31, 2013 and 2012 is as follows:

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Year ended December 31, 2013:
Commercial, financial and agricultural	$1,588	$ (636)	$ 46	$223	$1,221
Real estate - construction	1,563	(38)	142	(146)	1,521
Real estate - mortgage	4,486	(408)	57	617	4,752
Installment loans to individuals	285	(129)	54	33	243
All other loans	33	-	-	48	81
Total	$7,955	$(1,211)	$299	$775	$7,818

Year ended December 31, 2012:
Commercial, financial and agricultural	$1,469	$ (161)	$171	$109	$1,588
Real estate - construction	1,614	(174)	568	(445)	1,563
Real estate - mortgage	4,534	(1,092)	46	998	4,486
Installment loans to individuals	381	(133)	41	(4)	285
All other loans	41	-	-	(8)	33
Total	$8,039	$(1,560)	$826	$650	$7,955

The allowance for loan losses is comprised of allocations for loans evaluated individually and loans evaluated collectively for impairment.  The allocations of the allowance for loan losses for outstanding loans by category evaluated individually and collectively were as follows as of December 31, 2013 and 2012 (in thousands):

	Evaluated	Evaluated
	Individually	Collectively	Total
As of December 31, 2013:
Allowance for loan losses
Commercial, financial and agricultural	$ 50	$1,171	$1,221
Real estate - construction	90	1,431	1,521
Real estate - mortgage	847	3,905	4,752
Installment loans to individuals	-	243	243
All other loans	-	81	81
Total	$987	$6,831	$7,818
Loans
Commercial, financial and agricultural	$500	$ 81,257	$ 81,757
Real estate - construction	518	46,441	46,959
Real estate - mortgage	6,466	406,769	413,235
Installment loans to individuals	15	24,792	24,807
All other loans	-	13,478	13,478
Total	$7,499	$572,737	$580,236
As of December 31, 2012:
Allowance for loan losses
Commercial, financial and agricultural	$ 283	$1,305	$1,588
Real estate - construction	295	1,268	1,563
Real estate - mortgage	874	3,612	4,486
Installment loans to individuals	-	285	285
All other loans	-	33	33
Total	$1,452	$6,503	$7,955
Loans
Commercial, financial and agricultural	$1,020	$ 72,994	$ 74,014
Real estate - construction	826	39,672	40,498
Real estate - mortgage	6,856	390,782	397,638
Installment loans to individuals	7	25,421	25,428
All other loans	-	11,874	11,874
Total	$8,709	$540,743	$549,452